Recoverable Cash Advances - Summary of Information on Other Outstanding Advances (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Contractual amount	€ 25,847
Amounts received prior years		€ 11,083
Amounts received	2,589	5,684
Amounts received Cumulated cashed in	19,356
To receive in 2022 and beyond	6,491
Amount reimbursed (cumulative)	€ 1,696
5915 [member]
Disclosure of financial liabilities [line items]
Project	C-Cathez
Contractual amount	€ 910
Amounts received prior years		910
Amounts received Cumulated cashed in	€ 910
Status	Exploitation
Amount reimbursed (cumulative)	€ 670
6633 [member]
Disclosure of financial liabilities [line items]
Project	C-Cathez
Contractual amount	€ 1,020
Amounts received prior years		1,020
Amounts received Cumulated cashed in	€ 1,020
Status	Exploitation
Amount reimbursed (cumulative)	€ 296
7027 [member]
Disclosure of financial liabilities [line items]
Project	C-Cathez
Contractual amount	€ 2,500
Amounts received prior years		2,500
Amounts received Cumulated cashed in	€ 2,500
Status	Exploitation
Amount reimbursed (cumulative)	€ 600
7502 [member]
Disclosure of financial liabilities [line items]
Project	CAR-T Cell
Contractual amount	€ 2,000
Amounts received prior years		2,000
Amounts received Cumulated cashed in	€ 2,000
Status	Exploitation
Amount reimbursed (cumulative)	€ 60
7685 [member]
Disclosure of financial liabilities [line items]
Project	THINK
Contractual amount	€ 3,496
Amounts received prior years		3,146
Amounts received		350
Amounts received Cumulated cashed in	€ 3,496
Status	Exploitation
Amount reimbursed (cumulative)	€ 70
8087 [member]
Disclosure of financial liabilities [line items]
Project	CYAD01 - Deplethink
Contractual amount	€ 2,492
Amounts received prior years		623
Amounts received		1,447
Amounts received Cumulated cashed in	2,070
To receive in 2022 and beyond	€ 422
Status	Research
8088 [member]
Disclosure of financial liabilities [line items]
Project	CYAD02 - Cycle1
Contractual amount	€ 3,538
Amounts received prior years		885
Amounts received	746	615
Amounts received Cumulated cashed in	2,246
To receive in 2022 and beyond	€ 1,292
Status	Research
1910028 [member]
Disclosure of financial liabilities [line items]
Project	CwalityCAR
Contractual amount	€ 2,102
Amounts received	199	749
Amounts received Cumulated cashed in	948
To receive in 2022 and beyond	€ 1,154
Status	Research
8212 [member]
Disclosure of financial liabilities [line items]
Project	CYAD-101
Contractual amount	€ 3,300
Amounts received	1,370	825
Amounts received Cumulated cashed in	2,195
To receive in 2022 and beyond	€ 1,105
Status	Research
8436 [member]
Disclosure of financial liabilities [line items]
Project	Immunicy
Contractual amount	€ 3,394
Amounts received		€ 1,697
Amounts received Cumulated cashed in	1,697
To receive in 2022 and beyond	€ 1,697
Status	Research
8516 [member]
Disclosure of financial liabilities [line items]
Project	New engagers
Contractual amount	€ 1,095
Amounts received	274
Amounts received Cumulated cashed in	274
To receive in 2022 and beyond	€ 821
Status	Research